SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS:

                                 -----------------

                                CLASSES A AND C
                        DWS Massachusetts Tax-Free Fund

Effective June 1, 2009, the following sections of the fund's prospectus are replaced or modified as follows:

The Fee Table in the "How Much Investors Pay" section and the outline of "Classes and Features" in the "Choosing a Share Class" section are changed to reflect that the maximum sales charge (load) imposed on purchases of Class A shares (as a % of offering price) is lowered to 2.75%.

The second footnote to the Fee Table in the "How Much Investors Pay" section is replaced as follows:

(2) The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Choosing a Share Class -- Class A shares") may be subject to a contingent deferred sales charge of 0.50% if redeemed within 12 months of purchase.

The following replaces similar disclosure for Class A shares in the Expense Example under "How Much Investors Pay" to reflect that the maximum sales charge for Class A shares has been lowered:

--------------------------------------------------------------------------------
Example                   1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period and assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $419          $721         $1,045        $1,963
--------------------------------------------------------------------------------

The following replaces the sales charge table under "Choosing a Share Class -- Class A shares":

                                                            Front-end sales
                                 Front-end sales           charge as a % of
                                 charge as a % of              your net
  Your investment              offering price(1),(2)         investment(2)
--------------------------------------------------------------------------------
  Up to $100,000                      2.75%                      2.83%
--------------------------------------------------------------------------------
  $100,000 - $249,999                  2.50                       2.56
--------------------------------------------------------------------------------
  $250,000 or more                  see below                  see below
--------------------------------------------------------------------------------

(1)  The offering price includes the sales charge.

(2) Because of rounding in the calculation of the offering price, the actual front-end sales charge paid by an investor may be higher or lower than the percentages noted.

May 19, 2009                                              [DWS INVESTMENTS LOGO]
DMATF-3600                                                   Deutsche Bank Group

The following replaces the Large Order NAV Purchase Privilege disclosure under "Choosing a Share Class -- Class A shares":

If you're investing $250,000 or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge ("Large Order NAV Purchase Privilege"). However, you may be charged a contingent deferred sales charge (CDSC) of 0.50% on any shares you sell within 12 months of owning them. This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

The following replaces similar disclosure under "Choosing a Share Class -- Class C shares":

Orders to purchase Class C shares of $250,000 or more will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and certain employer-sponsored employee benefit plans.

The following replaces similar disclosure for Class A shares in the "Hypothetical Expense Summary" under the Appendix:

DWS Massachusetts Tax-Free Fund -- Class A

         Maximum           Initial Hypothetical           Assumed Rate
      Sales Charge:             Investment:                of Return:
          2.75%                   $10,000                      5%
--------------------------------------------------------------------------------
                                                   Hypothetical
            Cumulative    Annual      Cumulative     Year-End
          Return Before    Fund      Return After  Balance After   Annual Fees
            Fees and      Expense      Fees and     Fees and           and
Year        Expenses       Ratios      Expenses     Expenses         Expenses
--------------------------------------------------------------------------------
   1         5.00%         1.45%        0.70%      $10,070.24      $  418.52
--------------------------------------------------------------------------------
   2        10.25%         1.45%        4.28%      $10,427.73      $  148.61
--------------------------------------------------------------------------------
   3        15.76%         1.45%        7.98%      $10,797.92      $  153.89
--------------------------------------------------------------------------------
   4        21.55%         1.45%       11.81%      $11,181.24      $  159.35
--------------------------------------------------------------------------------
   5        27.63%         1.45%       15.78%      $11,578.18      $  165.01
--------------------------------------------------------------------------------
   6        34.01%         1.45%       19.89%      $11,989.20      $  170.86
--------------------------------------------------------------------------------
   7        40.71%         1.45%       24.15%      $12,414.82      $  176.93
--------------------------------------------------------------------------------
   8        47.75%         1.45%       28.56%      $12,855.54      $  183.21
--------------------------------------------------------------------------------
   9        55.13%         1.45%       33.12%      $13,311.92      $  189.71
--------------------------------------------------------------------------------
  10        62.89%         1.45%       37.84%      $13,784.49      $  196.45
--------------------------------------------------------------------------------
Total                                                              $1,962.53
--------------------------------------------------------------------------------

              Please Retain This Supplement for Future Reference.


May 19, 2009
DMATF-3600
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